Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss Per Share
1 2 .	LOSS PER SHARE
The calculations of the basic and diluted loss per share are based on the following data:

	For the six months ended June 30,
	2023	2022
(In thousands of US$, except per share data)	US$	US$
Loss:
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	(150,694)	(3,417)

Effect of dilutive potential ordinary shares:
Gain on fair value change of Series C convertible preferred shares	—	(28,209)

Loss for the period attributable to owners of the Company for the purpose of calculating diluted loss per share	(150,694)	(31,626)

(In thousands, except per share data in US$)
Number of shares:
Weighted average number of ordinary shares for the purpose of calculating basic loss per share (‘000)	59,000	27,982

Effect of dilutive potential ordinary share:
Series C convertible preferred shares (‘000)	—	18,382

Weighted average number of ordinary shares for the purpose of calculating diluted loss per share (‘000)	59,000	46,364

Basic loss per common share	(2.55)	(0.12)

Diluted loss per common share	(2.55)	(0.68)

Weighted average number of common shares outstanding — Basic (‘000)	59,000	27,982

Weighted average number of common shares outstanding — Diluted (‘000)	59,000	46,364

The diluted loss per share for the six months ended June 30, 2022 and 2023 does not include the effect of the following instruments held as of June 30, 2022 and 2023 as their inclusion would be anti-dilutive:

	As of June 30,
	2023	2022
		(note i)
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	—	9,465,755
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	—	5,259,171
Number of series B convertible preferred shares (“Series B Preferred Shares”)	—	21,313,962
Number of series C convertible preferred shares (“Series C Preferred Shares”)	—	*
Unvested restricted shares	—	496,752
Share options	12,708,781	9,659,941
Apollomics Private Warrants	619,400	—
Apollomics Public Warrants	10,350,000	—
Penny Warrants	57,500	—

Note i:
The Exchange Ratio has been applied to these instruments to give effect to the Business Combination.
Note *:
Series C Preferred Shares as of June 30, 2022 were dilutive potential ordinary shares and included in the calculation of the diluted loss per share for the six months ended June 30,
2022.

13.	LOSS PER SHARE
The calculations of the basic and diluted loss per share are based on the following data:

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss:
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	(74,820)	(94,797)	(240,811)

Number of shares (‘000):
Weighted average number of ordinary shares for the purpose of calculating basic and diluted loss per share	361,480	404,186	390,944

As of December 31, 2020, 2021 and 2022, Series A1, A2, B and C convertible preferred shares, unvested restricted shares and share options outstanding were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2020	2021	2022
Number of series A1 convertible preferred shares (“Series A1 Preferred Shares”)	132,057,583	132,057,583	132,057,583
Number of series A2 convertible preferred shares (“Series A2 Preferred Shares”)	73,371,157	73,371,157	73,371,157
Number of series B convertible preferred shares (“Series B Preferred Shares”)	297,352,949	297,352,949	297,352,949
Number of series C convertible preferred shares (“Series C Preferred Shares”)	256,449,944	256,449,944	256,449,944
Unvested restricted shares	14,447,616	8,094,901	6,930,235
Share options	151,133,235	155,059,183	135,979,705